						Exhibit 99.1

Exhibit B

Semi-Annual Servicer’s Certificate
Appalachian Power Company, as Servicer
Appalachian Consumer Rate Relief Funding LLC

          Pursuant to Section 4.01(c)(ii) of the CRR Property Servicing Agreement dated as of November 15, 2013 (the "Servicing Agreement"), between, APPALACHIAN POWER COMPANY, as Servicer and APPALACHIAN CONSUMER RATE RELIEF FUNDING LLC, the Servicer does hereby certify, for the August 1, 2014 Payment Date (the “Current Payment Date”), as follows:

          Capitalized terms used herein have their respective meanings as set forth in the Indenture (as defined in the Servicing Agreement). References herein to certain sections and subsections are references to the respective sections of the Servicing Agreement or the Indenture, as the context indicates.

		Collection Periods:	Nov-2013	to	Jul-2014

		Payment Date:	8/1/2014

1.	Collections Allocable and Aggregate Amounts Available for the Current Payment Date:

	i.	Remittances for the 11/13 Collection Period				36,039.78
	ii.	Remittances for the 12/13 Collection Period				1,874,201.58
	iii.	Remittances for the 01/14 Collection Period				2,993,756.25
	iv.	Remittances for the 02/14 Collection Period				3,024,509.08
	v.	Remittances for the 03/14 Collection Period				3,109,577.06
	vi.	Remittances for the 04/14 Collection Period				2,851,342.27
	vii.	Remittances for the 05/14 Collection Period				2,588,580.69
	viii.	Remittances for the 06/14 Collection Period				2,451,195.62
	ix.	Remittances for the 07/14 Collection Period[1]				2,328,816.70
	x.	Investment Earnings on Collection Account
		xi.	Investment Earnings on Capital Subaccount			190.33
		xii.	Investment Earnings on Excess Funds Subaccount			0.00
		xiii.	Investment Earnings on General Subaccount			850.31
	xiv.	General Subaccount Balance (sum of i through xv above)				21,259,059.67

	xv.	Excess Funds Subaccount Balance as of Prior Payment Date				0.00
	xvi.	Capital Subaccount Balance as of Prior Payment Date				1,901,500.00
	xvii.	Collection Account Balance (sum of xvi through xviii above)				23,160,559.67

2.	Outstanding Amounts as of Prior Payment Date:

	i.	Tranche A-1 Outstanding Amount				215,800,000.00
	ii.	Tranche A-2 Outstanding Amount				164,500,000.00
	iii.	Aggregate Outstanding Amount of all Tranches:				380,300,000.00

Notes:
[1]	July remittances do not include the previous month's true-up, which will settle on August 25, 2014.

3.	Required Funding/Payments as of Current Payment Date:

	Principal					Principal Due
	i.	Tranche A-1				12,677,632.00
	ii.	Tranche A-2				0.00
	iii.	For all Tranches:				12,677,632.00

	Interest		Interest	Days in Interest	Principal
	Tranche		Rate	Period (1)	Balance	Interest Due
	iv.	Tranche A-1	2.0076%	256	215,800,000.00	3,080,818.35
	v.	Tranche A-2	3.7722%	256	164,500,000.00	4,412,635.73
	vi.	For all Tranches:				7,493,454.08

					Required Level	Funding Required

	vii.	Capital Subaccount			1,901,500.00	0.00
					1,901,500.00	0.00

4.	Allocation of Remittances as of Current Payment Date Pursuant to 8.02(e) of Indenture:

	i.	Trustee Fees and Expenses, Indemnity Amounts[2]				0.00
	ii.	Servicing Fee				135,217.78
	iii.	Administration Fee				71,111.11
	iv.	Operating Expenses				29,618.68
	v.	Semi-Annual Interest (including any past-due for prior periods)				7,493,454.08

				Per $1000 of Original
		Tranche		Aggregate	Principal Amount

	1.	Tranche A-1 Interest Payment		3,080,818.35	$18.6829
	2.	Tranche A-2 Interest Payment		4,412,635.73	$43.0467
				7,493,454.08

	vi.	Principal Due and Payable as a Result of Event of Default or on Final Maturity Date
						0.00

	1.	Tranche A-1 Principal Payment		0.00	$0.0000
	2.	Tranche A-2 Principal Payment		0.00	$0.0000
				0.00

Notes:
[1]	On 30/360 day basis for initial payment date; otherwise use one-half of annual rate.

[2]	Subject to $100,000 cap

	vii.	Semi-Annual Principal			12,677,632.00
			Per $1000 of Original
		Tranche	Aggregate	Principal Amount

	1.	Tranche A-1 Principal Payment	12,677,632.00	$76.8807
	2.	Tranche A-2 Principal Payment	0.00	$0.0000

	viii.	Other Unpaid Operating Expenses			0.00
	ix.	Funding of Capital Subaccount (to required level)			1,901,500.00
	x.	Permitted Return to APCo			79,102.40
	xi.	Deposit to Excess Funds Subaccount			772,923.62
	xii.	Released to Issuer upon Retirement of all Consumer Rate Relief Bonds			0.00
	xiii.	Aggregate Remittances as of Current Payment Date			23,160,559.67

5.	Outstanding Amount and Collection Account Balance as of Current Payment Date
	(after giving effect to payments to be made on such Payment Date):

		Tranche

	i.	Tranche A-1			203,122,368.00
	ii.	Tranche A-2			164,500,000.00
	iii.	Aggregate Outstanding Amount of all Tranches			367,622,368.00

	iv.	Excess Funds Subaccount Balance			772,923.62
	v.	Capital Subaccount Balance			1,901,500.00
	vi.	Aggregate Collection Account Balance			2,674,423.62

6.	Subaccount Withdrawals as of Current Payment Date (if applicable, pursuant to Section
	8.02(e) of Indenture):

	i.	Excess Funds Subaccount			0.00
	ii.	Capital Subaccount			1,901,690.33
	iii.	Total Withdrawals			1,901,690.33

7.	Shortfalls In Interest and Principal Payments as of Current Payment Date:

	i.	Semi-annual Interest
		1. Tranche A-1 Principal Payment		0.00
		2. Tranche A-2 Principal Payment		0.00
				0.00
	ii.	Semi-annual Principal
		1. Tranche A-1 Principal Payment		0.00
		2. Tranche A-2 Principal Payment		0.00
				0.00

8.	Shortfalls in Payment of Permitted Return as of Current Payment Date:

	i.	Permitted Return		0.00

9.	Shortfalls in Required Subaccount Levels as of Current Payment Date:

	i.	Capital Subaccount		0.00

		IN WITNESS WHEREOF, the undersigned has duly executed and
delivered this Servicer’s Certificate this 17th day of July, 2014.

			APPALACHIAN POWER COMPANY
			as Servicer

		By:	/s/ Renee V. Hawkins
			Name: Renee V. Hawkins
			Title: Assistant Treasurer